UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Ellen E. Terry, President

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/18 – 6/30/19

Item 1.   Proxy Voting Record.

Note 1.  In its role as the Fund’s investment adviser, T. Rowe Price Associates votes all proxies with respect to securities held in the Fund’s portfolio.

Liberty Broadband Corporation

Meeting Date: May 22, 2019

Record Date: April 1, 2019

Meeting Type: Annual

Ticker:  LBRDA

Security ID:  530307107

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Richard R. Green	Management	For	Withhold
1.2	Elect Director Gregory B. Maffei	Management	For	For
2	Ratify KPMB LLP as Auditor	Management	For	For
3	Approve Omnibus Stock Plan	Management	For	Against

Frontera Energy Corporation

Meeting Date: May 29, 2019

Record Date: April 18, 2019

Meeting Type:  Annual/Special

Security ID:  35905B107

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix the Number of Directors at Seven	Management	For	For
2.1	Elect Director Luis Fernando Alarcon	Management	For	For
2.2	Elect Director W. Ellis Armstrong	Management	For	For
2.3	Elect Director Gabriel de Alba	Management	For	For
2.4	Elect Director Raymond Bromark	Management	For	For
2.5	Elect Director Orlando Cabrales	Management	For	For
2.6	Elect Director Russell Ford	Management	For	For
2.7	Elect Director Veronique Giry	Management	For	For
3	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For
4	Amend Shareholder Rights Plan	Management	For	For

Frontera Energy Corporation

Meeting Date: May 29, 2019

Record Date: April 18, 2019

Meeting Type:  Annual/Special

Security ID:  35905B305

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix the Number of Directors at Seven	Management	For	For
2.1	Elect Director Luis Fernando Alarcon	Management	For	For
2.2	Elect Director W. Ellis Armstrong	Management	For	For
2.3	Elect Director Gabriel de Alba	Management	For	For
2.4	Elect Director Raymond Bromark	Management	For	For
2.5	Elect Director Orlando Cabrales	Management	For	For
2.6	Elect Director Russell Ford	Management	For	For
2.7	Elect Director Veronique Giry	Management	For	For
3	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For
4	Amend Shareholder Rights Plan	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	/s/ Ellen E. Terry President and Principal Executive Officer

Date	August 22, 2019

* Print the name and title of each signing officer under his or her signature.